JPMorgan SmartRetirement® Blend 2030 Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 46.3%
Fixed Income — 13.8%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	26,350	181,291
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	779	4,432
JPMorgan High Yield Fund Class R6 Shares (a)	20,763	127,689
Total Fixed Income		313,412
International Equity — 2.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,191	62,616
U.S. Equity — 29.8%
JPMorgan Equity Index Fund Class R6 Shares (a)	10,549	678,552
Total Investment Companies (Cost $897,526)		1,054,580
Exchange-Traded Funds — 34.3%
Alternative Assets — 1.2%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	353	27,441
Fixed Income — 7.1%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	3,384	149,689
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	177	7,753
JPMorgan Inflation Managed Bond ETF (a)	99	4,484
Total Fixed Income		161,926
International Equity — 19.1%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,344	62,304
JPMorgan BetaBuilders International Equity ETF (a)	7,181	374,105
Total International Equity		436,409
U.S. Equity — 6.9%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,130	85,115
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	1,343	71,717
Total U.S. Equity		156,832
Total Exchange-Traded Funds (Cost $762,350)		782,608
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 5.0%
U.S. Treasury Bonds
1.13%, 5/15/2040	13,754	7,895
1.13%, 8/15/2040	8,198	4,660
2.25%, 5/15/2041	341	234
1.75%, 8/15/2041	5,095	3,173
2.00%, 11/15/2041	225	146
3.38%, 8/15/2042	4,205	3,407
3.88%, 2/15/2043	590	513
3.88%, 5/15/2043	345	300
1.25%, 5/15/2050	656	309
1.38%, 8/15/2050	13,655	6,663
1.63%, 11/15/2050	2,118	1,109

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
1.88%, 2/15/2051	3,461	1,940
2.38%, 5/15/2051	70	44
2.25%, 2/15/2052	2,730	1,675
3.00%, 8/15/2052	2,384	1,737
3.63%, 2/15/2053	1,410	1,166
U.S. Treasury Notes
0.88%, 1/31/2024 (b)	6,645	6,546
1.75%, 3/15/2025	1,940	1,845
3.88%, 3/31/2025	2,570	2,519
4.00%, 12/15/2025	1,070	1,048
1.88%, 2/28/2027	2,423	2,205
3.25%, 6/30/2027	3,075	2,922
2.75%, 7/31/2027	75	70
3.13%, 8/31/2027	5,735	5,413
0.63%, 12/31/2027	2,630	2,224
3.50%, 1/31/2028	5,000	4,772
2.75%, 2/15/2028	5,500	5,087
3.63%, 3/31/2028	8,255	7,914
1.25%, 4/30/2028	3,385	2,914
1.00%, 7/31/2028	2,205	1,860
2.88%, 4/30/2029	9,656	8,818
3.13%, 8/31/2029	5,901	5,438
3.50%, 1/31/2030	2,360	2,212
3.63%, 3/31/2030	2,985	2,816
2.75%, 8/15/2032	4,061	3,517
3.50%, 2/15/2033	5,040	4,624
3.88%, 8/15/2033	1,665	1,573
U.S. Treasury STRIPS Bonds
1.04%, 8/15/2026 (c)	1,705	1,487
4.63%, 11/15/2040 (c)	2,270	950
4.65%, 2/15/2041 (c)	1,457	602
Total U.S. Treasury Obligations (Cost $133,828)		114,347
Corporate Bonds — 4.7%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.50%, 3/1/2025	249	237
2.75%, 2/1/2026	59	55
2.20%, 2/4/2026	105	96
2.70%, 2/1/2027	1,876	1,699
3.45%, 11/1/2028	180	162
L3Harris Technologies, Inc. 5.40%, 7/31/2033	219	211
Leidos, Inc. 5.75%, 3/15/2033	120	115
Northrop Grumman Corp.
5.15%, 5/1/2040	220	201
3.85%, 4/15/2045	255	190
RTX Corp.
2.25%, 7/1/2030	373	300

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
5.15%, 2/27/2033	165	156
2.82%, 9/1/2051	385	221
		3,643
Automobiles — 0.1%
General Motors Co. 6.80%, 10/1/2027	292	298
Hyundai Capital America
2.65%, 2/10/2025 (d)	596	569
1.30%, 1/8/2026 (d)	90	81
2.38%, 10/15/2027 (d)	730	632
		1,580
Banks — 1.3%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (d) (e)	300	299
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (d) (e)	200	199
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (d)	230	226
Banco Santander SA (Spain)
1.85%, 3/25/2026	400	360
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	200	175
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (e)	511	462
(SOFR + 1.29%), 5.08%, 1/20/2027 (e)	229	224
(SOFR + 1.05%), 2.55%, 2/4/2028 (e)	125	111
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (e)	1,230	1,133
(SOFR + 1.58%), 4.38%, 4/27/2028 (e)	295	279
(SOFR + 1.63%), 5.20%, 4/25/2029 (e)	450	434
(SOFR + 1.57%), 5.82%, 9/15/2029 (e)	490	484
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	835	658
(SOFR + 1.91%), 5.29%, 4/25/2034 (e)	500	465
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (d) (e)	221	220
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	203	178
Bank of Montreal (Canada) 5.72%, 9/25/2028	300	297
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	275	259
Banque Federative du Credit Mutuel SA (France)
5.90%, 7/13/2026 (d)	265	264
1.60%, 10/4/2026 (d)	345	304
5.79%, 7/13/2028 (d)	225	223
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (e)	235	234
4.34%, 1/10/2028	265	246
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (e)	200	151
BNP Paribas SA (France) (SOFR + 1.22%), 2.16%, 9/15/2029 (d) (e)	346	285
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (d) (e)	864	784
(SOFR + 2.10%), 5.98%, 1/18/2027 (d) (e)	250	247
(SOFR + 1.73%), 3.12%, 10/19/2032 (d) (e)	250	186

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (d) (e)	270	270
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (e)	500	459
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (e)	442	400
(SOFR + 1.17%), 2.56%, 5/1/2032 (e)	110	85
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	200	158
(3-MONTH CME TERM SOFR + 1.43%), 3.88%, 1/24/2039 (e)	367	284
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (d) (f)	255	163
Credit Agricole SA (France)
4.38%, 3/17/2025 (d)	580	560
(SOFR + 0.89%), 1.25%, 1/26/2027 (d) (e)	617	551
(SOFR + 1.86%), 6.32%, 10/3/2029 (d) (e)	250	250
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (d) (e)	200	200
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (d) (e)	320	275
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (d)	200	197
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	1,660	1,409
(SOFR + 3.35%), 7.39%, 11/3/2028 (e)	240	248
(SOFR + 1.29%), 2.21%, 8/17/2029 (e)	200	165
Huntington National Bank (The) 5.65%, 1/10/2030	334	315
ING Groep NV (Netherlands) (SOFR + 1.56%), 6.08%, 9/11/2027 (e)	315	314
Intesa Sanpaolo SpA (Italy) Series XR, 3.25%, 9/23/2024 (d)	400	388
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	205	182
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (e)	210	205
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (e)	330	292
3.74%, 3/7/2029	813	739
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.44%, 2/22/2034 (e)	200	191
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (e)	210	185
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (e)	525	518
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (e)	300	291
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (e)	200	204
(ICE LIBOR USD 3 Month + 1.87%), 4.45%, 5/8/2030 (e)	375	339
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.02%, 3/2/2034 (e)	200	192
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (d)	200	195
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (e)	255	231
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (e)	500	453
(SOFR + 2.75%), 6.83%, 11/21/2026 (e)	432	434
(SOFR + 0.99%), 1.67%, 6/14/2027 (e)	215	188
(SOFR + 2.60%), 6.53%, 1/10/2029 (e)	350	347
Societe Generale SA (France)
4.25%, 4/14/2025 (d)	780	749

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (d) (e)	300	268
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (d) (e)	255	225
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (e)	590	446
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (d) (e)	200	179
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (d) (e)	200	199
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	405	399
5.71%, 1/13/2030	405	396
Swedbank AB (Sweden) 6.14%, 9/12/2026 (d)	275	274
Toronto-Dominion Bank (The) (Canada)
5.53%, 7/17/2026	435	432
5.52%, 7/17/2028	160	158
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (e)	175	173
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	135	121
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (d) (e)	265	234
Wells Fargo & Co.
4.30%, 7/22/2027	1,500	1,414
(SOFR + 2.10%), 2.39%, 6/2/2028 (e)	484	424
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	300	293
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	100	95
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	315	247
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040 (f)	50	30
3.13%, 11/18/2041 (f)	217	133
Westpac New Zealand Ltd. (New Zealand) 4.90%, 2/15/2028 (d)	420	405
		28,558
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	540	428
Biotechnology — 0.1%
AbbVie, Inc.
2.95%, 11/21/2026	265	246
3.20%, 11/21/2029	624	550
4.05%, 11/21/2039	600	491
4.25%, 11/21/2049	210	166
Amgen, Inc.
5.25%, 3/2/2033	275	263
3.15%, 2/21/2040	429	303
3.00%, 1/15/2052	170	103
Gilead Sciences, Inc. 2.60%, 10/1/2040	253	167
		2,289
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	555	429

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	203	155
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	120	116
		271
Capital Markets — 0.4%
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	250	155
Credit Suisse AG (Switzerland)
7.95%, 1/9/2025	283	288
1.25%, 8/7/2026	365	319
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (e)	795	719
(SOFR + 1.72%), 3.04%, 5/28/2032 (e)	408	312
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,293	1,246
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (e)	1,149	1,028
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	904	806
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (d)	705	705
(SOFR + 1.07%), 1.34%, 1/12/2027 (d) (e)	420	376
(SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	200	151
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	205	197
(SOFR + 1.59%), 5.16%, 4/20/2029 (e)	375	361
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	895	684
(SOFR + 1.49%), 3.22%, 4/22/2042 (e)	255	176
Nasdaq, Inc. 5.55%, 2/15/2034	95	91
S&P Global, Inc.
2.70%, 3/1/2029	311	272
4.25%, 5/1/2029	285	269
UBS Group AG (Switzerland)
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (d) (e)	250	222
4.28%, 1/9/2028 (d)	1,015	933
		9,310
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	197	184
LYB International Finance III LLC 1.25%, 10/1/2025	127	116
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	111	91
		391
Consumer Finance — 0.2%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	400	395
6.50%, 7/15/2025	200	200
2.45%, 10/29/2026	1,030	923
6.10%, 1/15/2027	310	308
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (d)	207	195
5.50%, 1/15/2026 (d)	650	629

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
2.13%, 2/21/2026 (d)	110	99
4.25%, 4/15/2026 (d)	20	19
2.53%, 11/18/2027 (d)	1,092	922
Capital One Financial Corp.
3.80%, 1/31/2028	200	180
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	230	169
General Motors Financial Co., Inc. 3.80%, 4/7/2025	345	333
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (d)	59	59
		4,431
Consumer Staples Distribution & Retail — 0.0% ^
7-Eleven, Inc.
1.80%, 2/10/2031 (d)	330	250
2.50%, 2/10/2041 (d)	112	69
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (d)	300	200
3.63%, 5/13/2051 (d)	335	207
		726
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	238	212
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	84
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	391	287
WP Carey, Inc.
2.40%, 2/1/2031	163	126
2.45%, 2/1/2032	160	121
2.25%, 4/1/2033	90	64
		598
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.30%, 6/1/2027	322	285
2.75%, 6/1/2031	195	156
3.50%, 6/1/2041	584	406
3.55%, 9/15/2055	369	226
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (d)	500	403
Sprint Capital Corp. 6.88%, 11/15/2028	114	118
Verizon Communications, Inc.
2.10%, 3/22/2028	74	63
2.65%, 11/20/2040	204	129
		1,786
Electric Utilities — 0.4%
Baltimore Gas and Electric Co. 5.40%, 6/1/2053	295	271
DTE Electric Co. 5.40%, 4/1/2053	280	262
Duke Energy Corp. 6.10%, 9/15/2053	270	262

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Duke Energy Florida LLC 5.95%, 11/15/2052	133	131
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	113	72
Duke Energy Progress LLC 2.90%, 8/15/2051	165	97
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (d)	85	63
Edison International 5.75%, 6/15/2027	225	223
Emera US Finance LP (Canada) 4.75%, 6/15/2046	223	165
Entergy Arkansas LLC 2.65%, 6/15/2051	84	47
Entergy Louisiana LLC
4.00%, 3/15/2033	166	144
2.90%, 3/15/2051	70	41
Evergy Metro, Inc. 4.95%, 4/15/2033	323	303
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (d)	279	271
Evergy, Inc. 2.90%, 9/15/2029	441	377
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	630	571
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	210	164
Florida Power & Light Co. 5.30%, 4/1/2053	160	148
Fortis, Inc. (Canada) 3.06%, 10/4/2026	283	259
Indiana Michigan Power Co. 3.25%, 5/1/2051	150	95
ITC Holdings Corp. 2.95%, 5/14/2030 (d)	136	113
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (d)	212	204
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	103	70
MidAmerican Energy Co. 5.85%, 9/15/2054	120	118
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (d)	280	161
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	450	449
Northern States Power Co. 5.10%, 5/15/2053	220	197
NRG Energy, Inc.
2.00%, 12/2/2025 (d)	105	95
2.45%, 12/2/2027 (d)	365	309
Ohio Power Co. Series R, 2.90%, 10/1/2051	200	119
Pacific Gas and Electric Co.
3.45%, 7/1/2025	130	123
2.95%, 3/1/2026	788	726
6.40%, 6/15/2033	195	188
3.75%, 8/15/2042 (g)	79	51
4.30%, 3/15/2045	80	54
PacifiCorp
4.15%, 2/15/2050	135	95
5.50%, 5/15/2054	9	8
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	200	188
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	130	117
Series A-4, 5.21%, 12/1/2047	80	73
Series A-5, 5.10%, 6/1/2052	150	134
PPL Electric Utilities Corp. 5.25%, 5/15/2053	170	155
Public Service Co. of Oklahoma Series K, 3.15%, 8/15/2051	90	54
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	205	191

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Series A-2, 5.11%, 12/15/2047	85	77
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	193	184
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	202	182
5.85%, 11/1/2027	286	288
Series C, 4.13%, 3/1/2048	131	97
5.70%, 3/1/2053	85	78
5.88%, 12/1/2053	153	144
Southern Co. (The) 5.70%, 3/15/2034	140	137
Tucson Electric Power Co. 5.50%, 4/15/2053	305	277
Union Electric Co.
3.90%, 4/1/2052	191	140
5.45%, 3/15/2053	185	171
Vistra Operations Co. LLC 4.88%, 5/13/2024 (d)	420	415
		10,148
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	357	334
Financial Services — 0.0% ^
Corebridge Financial, Inc. 3.85%, 4/5/2029	115	103
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (d)	130	127
Global Payments, Inc.
3.20%, 8/15/2029	367	312
5.30%, 8/15/2029	70	67
Shell International Finance BV (Netherlands) 3.13%, 11/7/2049	215	139
		748
Food Products — 0.1%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	143	116
JBS USA LUX SA 6.75%, 3/15/2034 (d)	280	272
Kellogg Co. 5.25%, 3/1/2033	211	201
Kraft Heinz Foods Co.
4.63%, 10/1/2039	240	203
4.38%, 6/1/2046	132	103
Smithfield Foods, Inc. 3.00%, 10/15/2030 (d)	443	339
		1,234
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	230	138
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	202	156
Southern California Gas Co. 6.35%, 11/15/2052	150	153
		447
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	178	147
CSX Corp. 3.80%, 11/1/2046	219	160
Norfolk Southern Corp. 3.05%, 5/15/2050	215	134
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (d)	250	247
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	700	625

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
Union Pacific Corp.
3.55%, 8/15/2039	297	228
4.95%, 5/15/2053	190	170
		1,711
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	68	59
DH Europe Finance II SARL 3.25%, 11/15/2039	119	89
		148
Health Care Providers & Services — 0.2%
AHS Hospital Corp. 5.02%, 7/1/2045	140	125
Banner Health 1.90%, 1/1/2031	288	224
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	115	66
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	175	110
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	215	128
CommonSpirit Health
1.55%, 10/1/2025	75	69
2.78%, 10/1/2030	170	140
3.91%, 10/1/2050	75	53
CVS Health Corp. 5.25%, 2/21/2033	250	237
Elevance Health, Inc. 2.25%, 5/15/2030	422	343
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	350	230
HCA, Inc.
5.25%, 6/15/2026	968	948
5.50%, 6/1/2033	250	236
5.50%, 6/15/2047	140	119
3.50%, 7/15/2051	128	80
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	150	100
MultiCare Health System 2.80%, 8/15/2050	132	74
MyMichigan Health Series 2020, 3.41%, 6/1/2050	45	29
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	160	96
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	215	126
UnitedHealth Group, Inc. 5.88%, 2/15/2053	105	105
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	340	195
		3,833
Health Care REITs — 0.0% ^
Healthcare Realty Holdings LP 2.00%, 3/15/2031	414	310
Healthpeak OP LLC 2.13%, 12/1/2028	323	271
Physicians Realty LP 2.63%, 11/1/2031	130	98
Sabra Health Care LP 3.20%, 12/1/2031	205	154
		833
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp.
4.80%, 2/15/2033	330	310
3.35%, 3/12/2050	214	141
		451

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Generation LLC
3.25%, 6/1/2025	892	850
5.80%, 3/1/2033	224	219
5.75%, 10/1/2041	205	185
Southern Power Co. 5.15%, 9/15/2041	230	197
		1,451
Insurance — 0.1%
Athene Global Funding
2.75%, 6/25/2024 (d)	313	305
2.50%, 1/14/2025 (d)	124	117
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	180	134
Brown & Brown, Inc. 2.38%, 3/15/2031	422	326
Corebridge Global Funding 5.90%, 9/19/2028 (d)	190	189
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	316	189
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	538	371
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (d)	190	161
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	110	84
3.30%, 5/15/2050 (d)	429	271
		2,147
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.60%, 5/15/2053	260	246
IT Services — 0.0% ^
CGI, Inc. (Canada) 1.45%, 9/14/2026	204	180
Machinery — 0.0% ^
Otis Worldwide Corp.
5.25%, 8/16/2028	260	256
3.11%, 2/15/2040	294	210
		466
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	302	235
3.50%, 3/1/2042	160	99
3.70%, 4/1/2051	467	272
Comcast Corp.
4.65%, 2/15/2033	390	365
3.25%, 11/1/2039	380	278
2.80%, 1/15/2051	380	222
5.35%, 5/15/2053	730	666
Discovery Communications LLC 3.63%, 5/15/2030	164	139
		2,276
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (d)	295	287
BHP Billiton Finance USA Ltd. (Australia) 5.25%, 9/8/2030	350	342

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (d)	346	273
Steel Dynamics, Inc. 1.65%, 10/15/2027	275	234
		1,136
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	204	118
Consumers Energy Co.
4.63%, 5/15/2033	285	265
3.25%, 8/15/2046	102	68
Puget Energy, Inc. 2.38%, 6/15/2028	258	221
San Diego Gas & Electric Co. 2.95%, 8/15/2051	350	212
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	160	95
WEC Energy Group, Inc. 1.38%, 10/15/2027	236	200
		1,179
Office REITs — 0.0% ^
Corporate Office Properties LP 2.75%, 4/15/2031	271	203
Oil, Gas & Consumable Fuels — 0.3%
Boardwalk Pipelines LP 4.45%, 7/15/2027	185	174
BP Capital Markets America, Inc.
3.63%, 4/6/2030	279	251
4.81%, 2/13/2033	240	225
2.77%, 11/10/2050	208	122
3.00%, 3/17/2052	75	46
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	375	372
Coterra Energy, Inc. 3.90%, 5/15/2027	140	132
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	200	192
Energy Transfer LP
3.90%, 7/15/2026	303	287
4.40%, 3/15/2027	445	422
5.00%, 5/15/2044 (g)	525	410
Enterprise Products Operating LLC 4.45%, 2/15/2043	317	259
Exxon Mobil Corp. 3.00%, 8/16/2039	643	469
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (d)	180	140
4.32%, 12/30/2039 (d)	130	89
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (d)	190	146
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (d)	500	461
3.45%, 10/15/2027 (d)	306	271
HF Sinclair Corp. 5.88%, 4/1/2026	109	109
MPLX LP 4.50%, 4/15/2038	226	183
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	195	155
Phillips 66 Co. 3.55%, 10/1/2026	214	202
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	438	435

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	429	299
Williams Cos., Inc. (The) 5.65%, 3/15/2033	150	145
		5,996
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	350	259
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	50	54
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	265	221
Merck & Co., Inc.
2.35%, 6/24/2040	312	204
5.00%, 5/17/2053	55	50
5.15%, 5/17/2063	45	41
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	400	372
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	1,065	739
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	227	213
Viatris, Inc.
3.85%, 6/22/2040	252	164
4.00%, 6/22/2050	181	109
Zoetis, Inc. 5.60%, 11/16/2032	287	286
		2,453
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	180	179
Residential REITs — 0.0% ^
UDR, Inc.
2.10%, 8/1/2032	416	300
1.90%, 3/15/2033	65	46
		346
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	170	143
2.50%, 8/16/2031	100	76
NNN REIT, Inc. 5.60%, 10/15/2033	100	94
Realty Income Corp. 1.80%, 3/15/2033	275	193
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (d)	565	537
		1,043
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.80%, 10/1/2041	224	150
Broadcom, Inc.
1.95%, 2/15/2028 (d)	470	401
3.19%, 11/15/2036 (d)	279	200
Intel Corp.
5.63%, 2/10/2043	80	76
5.70%, 2/10/2053	135	127
KLA Corp. 3.30%, 3/1/2050	470	312

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
NXP BV (China)
5.00%, 1/15/2033	260	238
3.25%, 5/11/2041	340	230
Texas Instruments, Inc. 5.05%, 5/18/2063	213	189
TSMC Global Ltd. (Taiwan)
1.38%, 9/28/2030 (d)	350	266
4.63%, 7/22/2032 (d)	200	188
		2,377
Software — 0.1%
Oracle Corp.
4.90%, 2/6/2033	230	212
3.80%, 11/15/2037	680	519
5.55%, 2/6/2053	160	140
Roper Technologies, Inc. 1.75%, 2/15/2031	218	165
VMware, Inc.
1.40%, 8/15/2026	394	348
4.70%, 5/15/2030	364	335
		1,719
Specialized REITs — 0.1%
American Tower Corp.
1.50%, 1/31/2028	185	153
1.88%, 10/15/2030	1,039	786
CubeSmart LP 2.00%, 2/15/2031	505	380
Equinix, Inc.
2.90%, 11/18/2026	314	288
2.00%, 5/15/2028	424	358
Extra Space Storage LP 2.40%, 10/15/2031	290	222
		2,187
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 4.95%, 9/15/2052	153	137
Lowe's Cos., Inc.
1.70%, 10/15/2030	235	180
3.70%, 4/15/2046	548	380
		697
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	400	303
2.70%, 8/5/2051	415	253
Dell International LLC 6.20%, 7/15/2030	850	857
		1,413
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	340	256
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	416	352

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — continued
4.39%, 8/15/2037	255	195
3.73%, 9/25/2040	346	232
		1,035
Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.38%, 7/1/2025	390	370
2.88%, 1/15/2026	235	219
1.88%, 8/15/2026	675	600
		1,189
Wireless Telecommunication Services — 0.0% ^
America Movil SAB de CV (Mexico) 2.88%, 5/7/2030	220	184
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052	155	113
Sprint LLC 7.63%, 3/1/2026	77	79
T-Mobile USA, Inc. 2.55%, 2/15/2031	710	565
		941
Total Corporate Bonds (Cost $125,250)		105,741
Mortgage-Backed Securities — 4.2%
FHLMC Gold Pools, Other
Pool # WA4424, 4.40%, 12/1/2027	1,426	1,377
Pool # WN1157, 1.80%, 11/1/2028	1,440	1,222
Pool # WA1626, 3.45%, 8/1/2032	1,181	1,039
Pool # WN3225, 3.80%, 10/1/2034	740	647
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	497	439
Pool # QA6772, 3.50%, 1/1/2050	242	212
Pool # QB1397, 2.50%, 7/1/2050	64	51
Pool # QB4026, 2.50%, 10/1/2050	1,672	1,349
Pool # QB4045, 2.50%, 10/1/2050	1,048	838
Pool # QB4484, 2.50%, 10/1/2050	612	495
Pool # QB4542, 2.50%, 10/1/2050	622	504
Pool # QB5092, 2.50%, 11/1/2050	436	352
Pool # RA4224, 3.00%, 11/1/2050	258	214
Pool # QB8503, 2.50%, 2/1/2051	730	584
Pool # QC4789, 3.00%, 7/1/2051	612	510
Pool # QD5778, 3.00%, 1/1/2052	694	575
Pool # QD4686, 4.00%, 1/1/2052	433	386
Pool # QE1637, 4.00%, 5/1/2052	302	273
Pool # QE1832, 4.50%, 5/1/2052	344	321
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	815	797
Pool # FM3118, 3.00%, 5/1/2050	433	364
Pool # BQ2894, 3.00%, 9/1/2050	922	774
Pool # BQ3996, 2.50%, 10/1/2050	601	483
Pool # BQ5243, 3.50%, 10/1/2050	344	300

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA7398, 3.50%, 10/1/2050	875	764
Pool # BR4318, 3.00%, 1/1/2051	175	145
Pool # CA8637, 4.00%, 1/1/2051	1,598	1,446
Pool # CB2637, 2.50%, 1/1/2052	858	684
Pool # BU3079, 3.00%, 1/1/2052	446	370
Pool # BV0273, 3.00%, 1/1/2052	1,231	1,024
Pool # CB2670, 3.00%, 1/1/2052	807	667
Pool # BV4831, 3.00%, 2/1/2052	421	349
Pool # BV0295, 3.50%, 2/1/2052	1,108	972
Pool # BV3950, 4.00%, 2/1/2052	531	475
Pool # BV6743, 4.50%, 5/1/2052	420	389
Pool # BV9515, 6.00%, 6/1/2052	416	412
Pool # BY4714, 5.00%, 6/1/2053	1,046	987
Pool # BY4761, 5.00%, 6/1/2053	397	375
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	630	621
Pool # AM3010, 5.07%, 3/1/2028	512	509
Pool # BL8639, 1.09%, 4/1/2028	685	574
Pool # BS6144, 3.97%, 1/1/2029	1,505	1,418
Pool # AM5319, 4.34%, 1/1/2029	463	446
Pool # BS8149, 4.97%, 9/1/2029	900	886
Pool # BS7604, 5.16%, 10/1/2029	598	594
Pool # BS0448, 1.27%, 12/1/2029	975	773
Pool # BL9748, 1.60%, 12/1/2029	393	321
Pool # AN7593, 2.99%, 12/1/2029	286	253
Pool # AN8285, 3.11%, 3/1/2030	293	260
Pool # BS0154, 1.28%, 4/1/2030	282	222
Pool # AM8544, 3.08%, 4/1/2030	130	116
Pool # BS7168, 4.57%, 6/1/2030	848	814
Pool # BL9251, 1.45%, 10/1/2030	764	601
Pool # BS5985, 3.99%, 11/1/2030	540	499
Pool # AM4789, 4.18%, 11/1/2030	247	229
Pool # BL9891, 1.37%, 12/1/2030	530	414
Pool # BL9494, 1.46%, 12/1/2030	280	216
Pool # BS0596, 1.38%, 1/1/2031	1,690	1,304
Pool # BS7121, 5.15%, 3/1/2031	1,178	1,166
Pool # BS6203, 4.26%, 4/1/2031	575	534
Pool # BS8442, 4.74%, 4/1/2031	1,119	1,083
Pool # BS7813, 4.83%, 6/1/2031	786	764
Pool # BS7167, 4.64%, 7/1/2031	1,611	1,545
Pool # BS7437, 5.04%, 8/1/2031	870	856
Pool # BS5580, 3.68%, 1/1/2032	1,050	939
Pool # BS4654, 2.39%, 3/1/2032	875	715
Pool # BL5680, 2.44%, 3/1/2032	1,375	1,116
Pool # BS7642, 5.15%, 5/1/2032	405	401
Pool # AN5952, 3.01%, 7/1/2032	375	323
Pool # AN6149, 3.14%, 7/1/2032	1,485	1,262
Pool # BS5530, 3.30%, 7/1/2032	1,662	1,431

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS6345, 3.91%, 8/1/2032	500	450
Pool # BM3226, 3.44%, 10/1/2032 (h)	1,285	1,144
Pool # BS6822, 3.81%, 10/1/2032	960	859
Pool # BS8528, 4.31%, 10/1/2032	1,888	1,755
Pool # BS6954, 4.93%, 10/1/2032	767	748
Pool # BS6819, 4.12%, 11/1/2032	1,100	1,010
Pool # BS7090, 4.45%, 12/1/2032	1,035	975
Pool # AN7923, 3.33%, 1/1/2033	565	485
Pool # BS8428, 4.41%, 1/1/2033	1,300	1,214
Pool # BS7398, 4.74%, 2/1/2033	835	802
Pool # BS5357, 3.41%, 3/1/2033	770	661
Pool # AN9067, 3.51%, 5/1/2033	310	271
Pool # BS8416, 4.56%, 5/1/2033	605	573
Pool # BS5511, 3.45%, 8/1/2033	1,029	889
Pool # BS5127, 3.15%, 9/1/2033	580	485
Pool # BL1012, 4.03%, 12/1/2033	300	271
Pool # BL0900, 4.08%, 2/1/2034	245	221
Pool # BL7124, 1.93%, 6/1/2035	691	517
Pool # AN0375, 3.76%, 12/1/2035	657	585
Pool # AN4430, 3.61%, 1/1/2037	591	534
Pool # BF0045, 4.50%, 3/1/2052	229	215
Pool # BF0109, 4.00%, 2/1/2056	386	345
Pool # BF0091, 3.50%, 5/1/2056	944	815
Pool # BF0108, 4.50%, 6/1/2056	440	411
Pool # BF0230, 5.50%, 1/1/2058	1,369	1,366
Pool # BF0497, 3.00%, 7/1/2060	652	522
Pool # BF0580, 3.50%, 12/1/2061	515	445
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 10/25/2053 (i)	475	377
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	912	799
Pool # BR3929, 3.50%, 10/20/2050	459	402
Pool # BW1726, 3.50%, 10/20/2050	569	499
Pool # BS8546, 2.50%, 12/20/2050	1,444	1,155
Pool # BR3928, 3.00%, 12/20/2050	725	625
Pool # BU7538, 3.00%, 12/20/2050	487	421
Pool # 785294, 3.50%, 1/20/2051	1,427	1,222
Pool # CA8452, 3.00%, 2/20/2051	2,059	1,774
Pool # CA9005, 3.00%, 2/20/2051	421	371
Pool # CB1543, 3.00%, 2/20/2051	1,410	1,196
Pool # CA3588, 3.50%, 2/20/2051	1,434	1,256
Pool # CB1536, 3.50%, 2/20/2051	1,554	1,371
Pool # CB1542, 3.00%, 3/20/2051	928	787
Pool # CB4433, 3.00%, 3/20/2051	1,667	1,380
Pool # CC0070, 3.00%, 3/20/2051	230	200
Pool # CC8726, 3.00%, 3/20/2051	308	262
Pool # CC8738, 3.00%, 3/20/2051	403	343
Pool # CC8723, 3.50%, 3/20/2051	1,933	1,694
Pool # CC0088, 4.00%, 3/20/2051	79	72

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CC0092, 4.00%, 3/20/2051	187	170
Pool # CC8727, 3.00%, 4/20/2051	507	430
Pool # CC8739, 3.00%, 4/20/2051	1,356	1,154
Pool # CC8740, 3.00%, 4/20/2051	1,152	980
Pool # CC8751, 3.00%, 4/20/2051	258	219
Pool # CA3563, 3.50%, 7/20/2051	948	841
Pool # CE2586, 3.50%, 7/20/2051	1,425	1,248
Pool # CK1527, 3.50%, 12/20/2051	1,013	893
Pool # CJ8184, 3.50%, 1/20/2052	1,096	960
Pool # CK2660, 3.00%, 2/20/2052	727	616
Pool # CK2716, 3.50%, 2/20/2052	850	735
Pool # CN3557, 4.50%, 5/20/2052	510	477
Pool # MA8200, 4.00%, 8/20/2052	261	235
Pool # CU6748, 6.00%, 9/20/2053	1,089	1,080
GNMA II, Other
Pool # CT6280, 3.50%, 2/20/2062	755	632
Pool # CU1093, 5.50%, 6/20/2063	984	945
Pool # CV1712, 5.50%, 6/20/2063	479	460
Pool # CU1092, 6.00%, 6/20/2063	1,022	1,008
Pool # CT6283, 6.00%, 7/20/2063	874	861
Pool # CW0095, 6.00%, 7/20/2063	788	777
Pool # 785183, 2.93%, 10/20/2070 (h)	699	606
Total Mortgage-Backed Securities (Cost $111,855)		96,471
Asset-Backed Securities — 2.5%
ACC Auto Trust Series 2021-A, Class B, 1.79%, 4/15/2027 (d)	580	575
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	273	245
ACHV ABS TRUST Series 2023-1PL, Class A, 6.42%, 3/18/2030 (d)	12	12
ACM Auto Trust Series 2023-1A, Class A, 6.61%, 1/22/2030 (d)	151	150
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 6.28%, 12/18/2037 (d) (h)	219	217
Series 2021-FL4, Class AS, 6.55%, 12/18/2037 (d) (h)	510	501
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (d) (g)	1,047	990
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	815	713
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	595	535
Series 2016-3, Class AA, 3.00%, 10/15/2028	421	377
Series 2021-1, Class B, 3.95%, 7/11/2030	822	714
American Credit Acceptance Receivables Trust Series 2023-1, Class D, 6.35%, 4/12/2029 (d)	325	319
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class B, 0.76%, 12/18/2025	593	584
Series 2020-3, Class C, 1.06%, 8/18/2026	315	300
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	585	554
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (d)	215	197
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (d)	725	656
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (d)	390	354
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (d)	330	284

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	290	249
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (d)	37	36
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (d)	392	368
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (d)	464	422
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (d)	714	635
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (d)	546	510
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	260	234
CarMax Auto Owner Trust Series 2020-4, Class C, 1.30%, 8/17/2026	290	273
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	405	364
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	927	780
CFMT LLC Series 2021-HB5, Class A, 0.80%, 2/25/2031 ‡ (d) (h)	565	552
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (d)	190	185
CPS Auto Receivables Trust Series 2021-B, Class C, 1.23%, 3/15/2027 (d)	324	320
Credit Acceptance Auto Loan Trust Series 2020-2A, Class C, 2.73%, 11/15/2029 (d)	750	749
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (d)	36	35
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	104	89
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (d)	480	422
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	627	550
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (d)	83	76
Series 2021-1A, Class C, 2.70%, 11/21/2033 (d)	251	230
DT Auto Owner Trust
Series 2021-2A, Class C, 1.10%, 2/16/2027 (d)	215	210
Series 2022-2A, Class D, 5.46%, 3/15/2028 (d)	385	373
Series 2023-1A, Class C, 5.55%, 10/16/2028 (d)	735	721
Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	460	455
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	295	265
Series 2021-A, Class C, 2.09%, 8/27/2035 (d)	133	119
Exeter Automobile Receivables Trust
Series 2021-2A, Class C, 0.98%, 6/15/2026	455	448
Series 2022-5A, Class C, 6.51%, 12/15/2027	505	504
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (d)	407	390
Series 2021-1A, Class A, 1.27%, 3/15/2027 (d)	325	314
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	782	774
First Investors Auto Owner Trust Series 2021-1A, Class B, 0.89%, 3/15/2027 (d)	260	257
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	1,145	982
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 (d)	395	358
Flagship Credit Auto Trust
Series 2020-4, Class C, 1.28%, 2/16/2027 (d)	555	540
Series 2023-1, Class C, 5.43%, 5/15/2029 (d)	930	906
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (h)	720	591
Foundation Finance Trust Series 2023-2A, Class A, 6.53%, 6/15/2049 ‡ (d)	980	980
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	1,088	951

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	631	526
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	333	335
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (d)	331	318
Lendingpoint Asset Securitization Trust Series 2021-B, Class B, 1.68%, 2/15/2029 (d)	195	194
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (d)	30	30
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (d)	81	80
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (d)	36	35
Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	1,065	942
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	765	683
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (d)	105	95
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 (d)	547	538
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (d)	401	374
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	362	330
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (d)	1,032	938
Octane Receivables Trust
Series 2021-1A, Class A, 0.93%, 3/22/2027 (d)	162	159
Series 2023-1A, Class C, 6.37%, 9/20/2029 (d)	555	545
OneMain Direct Auto Receivables Trust
Series 2022-1A, Class B, 5.07%, 6/14/2029 (d)	475	460
Series 2023-1A, Class A, 5.41%, 11/14/2029 (d)	715	704
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	260	221
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (d)	384	369
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	2,075	1,895
Orange Lake Timeshare Trust Series 2016-A, Class A, 2.61%, 3/8/2029 (d)	63	61
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (d)	512	493
Series 2021-3, Class A, 1.15%, 5/15/2029 (d)	93	92
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 9/25/2028 (d)	975	805
Prestige Auto Receivables Trust Series 2020-1A, Class C, 1.31%, 11/16/2026 (d)	86	85
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (d) (h)	1,044	947
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (d) (g)	977	943
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (d) (g)	780	731
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (d)	511	465
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (d)	380	345
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (d)	810	760
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 (d)	320	305
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (d)	2,223	1,956
Series 2023-SFR1, Class D, 4.65%, 3/17/2040 (d)	935	840
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (d) (h)	560	537
Series 2021-10, Class A1, 2.49%, 10/25/2026 (d) (g)	277	257
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (d)	910	856

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (d)	600	583
Series 2021-A, Class A, 2.30%, 12/22/2031 (d)	1,640	1,512
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (d)	470	443
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (d)	161	151
Series 2021-2A, Class B, 1.80%, 9/20/2038 (d)	187	174
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	143	135
Series 2019-2, Class B, 3.50%, 5/1/2028	360	325
Series 2016-2, Class A, 3.10%, 10/7/2028	179	154
Series 2018-1, Class A, 3.70%, 3/1/2030	471	403
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (d)	74	72
Upstart Securitization Trust Series 2021-4, Class A, 0.84%, 9/20/2031 (d)	31	31
US Auto Funding Series 2021-1A, Class B, 1.49%, 3/17/2025 (d)	156	155
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 (d) (g)	153	148
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (d) (g)	306	291
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (d) (g)	335	315
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (d) (g)	1,386	1,288
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (d) (g)	1,173	1,105
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (d) (g)	808	752
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (d) (g)	473	454
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (d) (g)	893	845
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (d) (g)	1,095	1,020
Westgate Resorts LLC Series 2022-1A, Class B, 2.29%, 8/20/2036 (d)	296	280
Total Asset-Backed Securities (Cost $60,474)		56,379
Collateralized Mortgage Obligations — 0.8%
Bayview Finance LLC, 4.00%, 7/12/2033 ‡	4	4
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 8.01%, 7/25/2043 (d) (h)	695	699
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (d) (h)	806	742
FHLMC, REMIC
Series 4065, Class QB, 3.00%, 6/15/2042	675	575
Series 5225, Class QL, 4.00%, 5/25/2052	810	616
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	367	377
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	170	169
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	313	292
Series 2018-56, Class VN, 3.50%, 5/25/2038	665	574
Series 2014-52, Class BW, 3.00%, 9/25/2044	785	623
Series 2022-4, Class TA, 1.00%, 4/25/2051	933	714
Series 2022-46, Class GZ, 4.50%, 7/25/2052	713	575
Series 2019-7, Class CA, 3.50%, 11/25/2057	1,525	1,421
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	725	725
GNMA
Series 2004-47, Class PD, 6.00%, 6/16/2034	240	238
Series 2021-83, Class KB, 1.25%, 5/20/2051	438	328

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2022-93, Class JZ, 4.50%, 5/20/2052	455	296
Series 2014-H06, Class HB, 6.08%, 3/20/2064 (h)	150	149
Series 2015-H11, Class FC, 5.76%, 5/20/2065 (h)	437	432
Series 2015-H18, Class FA, 5.88%, 6/20/2065 (h)	157	156
Series 2021-H14, Class YD, 7.79%, 6/20/2071 (h)	994	879
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (d) (g)	372	344
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 2/25/2026 (d) (h)	77	76
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	918	824
Series 2019-1, Class MT, 3.50%, 7/25/2058	333	282
Series 2019-2, Class M55D, 4.00%, 8/25/2058	888	822
Series 2019-3, Class M55D, 4.00%, 10/25/2058	906	838
Series 2019-4, Class M55D, 4.00%, 2/25/2059	371	343
Series 2020-1, Class M55G, 3.00%, 8/25/2059	828	728
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	1,083	945
Series 2020-3, Class TTW, 3.00%, 5/25/2060	998	904
Series 2022-1, Class MTU, 3.25%, 11/25/2061	330	273
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (h)	1,824	1,438
Total Collateralized Mortgage Obligations (Cost $20,704)		18,401
Commercial Mortgage-Backed Securities — 0.4%
BPR Trust Series 2021-KEN, Class A, 6.70%, 2/15/2029 (d) (h)	475	470
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	670	601
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 7.11%, 7/25/2041 (d) (h)	822	769
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K727, Class X1, IO, 0.73%, 7/25/2024 (h)	63,439	186
Series K-1511, Class A1, 3.28%, 10/25/2030	675	625
Series K-1510, Class A2, 3.72%, 1/25/2031	265	241
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	800	711
FNMA ACES
Series 2017-M11, Class A2, 2.98%, 8/25/2029	562	502
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (h)	2,071	125
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (h)	554	423
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (h)	725	559
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (h)	1,590	1,254
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (h)	801	746
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	109	103
Series 2021-M3, Class X1, IO, 2.05%, 11/25/2033 (h)	1,330	110
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (d) (h)	570	506
Series 2015-K48, Class C, 3.77%, 8/25/2048 (d) (h)	40	38
Series 2016-K56, Class B, 4.09%, 6/25/2049 (d) (h)	415	392
Series 2016-K58, Class B, 3.87%, 9/25/2049 (d) (h)	415	388
Series 2017-K728, Class C, 3.77%, 11/25/2050 (d) (h)	225	218
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	925	721
Total Commercial Mortgage-Backed Securities (Cost $10,634)		9,688

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 0.1%
Kingdom of Saudi Arabia 2.25%, 2/2/2033 (d)	200	153
Republic of Panama 3.16%, 1/23/2030	300	251
Republic of Peru 2.78%, 12/1/2060	147	78
United Mexican States
3.50%, 2/12/2034	730	570
6.34%, 5/4/2053	200	181
Total Foreign Government Securities (Cost $1,591)		1,233
Municipal Bonds — 0.0% (j) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $205)	205	196
	SHARES (000)
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (k) (Cost $39,046)	39,046	39,046
Total Investments — 100.0% (Cost $2,163,463)		2,278,690
Other Assets Less Liabilities — 0.0% ^		381
NET ASSETS — 100.0%		2,279,071

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of September 30, 2023.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2023.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at September 30, 2023 is $326 or 0.01% of the Fund’s net
assets as of September 30, 2023.

(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2023.

(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2023.

(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	The rate shown is the current yield as of September 30, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	125	12/15/2023	USD	11,236	(481)
S&P MidCap 400 E-Mini Index	45	12/15/2023	USD	11,337	(385)
U.S. Treasury 10 Year Note	730	12/19/2023	USD	78,863	(1,467)
U.S. Treasury 5 Year Note	47	12/29/2023	USD	4,950	(49)
					(2,382)
Short Contracts
MSCI EAFE E-Mini Index	(223)	12/15/2023	USD	(22,765)	813
MSCI Emerging Markets E-Mini Index	(597)	12/15/2023	USD	(28,525)	1,005
S&P 500 E-Mini Index	(53)	12/15/2023	USD	(11,466)	479
					2,297
					(85)

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$52,912	$3,467	$56,379
Collateralized Mortgage Obligations	—	18,397	4	18,401
Commercial Mortgage-Backed Securities	—	9,688	—	9,688
Corporate Bonds	—	105,741	—	105,741
Exchange-Traded Funds	782,608	—	—	782,608
Foreign Government Securities	—	1,233	—	1,233
Investment Companies	1,054,580	—	—	1,054,580
Mortgage-Backed Securities	—	96,471	—	96,471
Municipal Bonds	—	196	—	196
U.S. Treasury Obligations	—	114,347	—	114,347
Short-Term Investments
Investment Companies	39,046	—	—	39,046
Total Investments in Securities	$1,876,234	$398,985	$3,471	$2,278,690
Appreciation in Other Financial Instruments
Futures Contracts	$2,297	$—	$—	$2,297
Depreciation in Other Financial Instruments
Futures Contracts	(2,382)	—	—	(2,382)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(85)	$—	$—	$(85)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$64,883	$578	$—	$—	$(3,157)	$62,304	1,344	$808	$—
JPMorgan BetaBuilders International Equity ETF (a)	393,021	5,410	4,298	15	(20,043)	374,105	7,181	1,583	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	29,279	469	—	—	(2,307)	27,441	353	253	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	184,445	11,253	38,702	(7,470)	163	149,689	3,384	1,680	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	100,483	1,277	12,055	351	(4,941)	85,115	1,130	307	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	86,091	2,445	12,230	(1,448)	(3,141)	71,717	1,343	367	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	2,072	5,808	—	—	(127)	7,753	177	92	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	185,594	9,781	6,343	(1,097)	(6,644)	181,291	26,350	1,991	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,552	74	—	—	(194)	4,432	779	74	—

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	$64,792	$4,674	$4,563	$(96)	$(2,191)	$62,616	4,191	$—	$—
JPMorgan Equity Index Fund Class R6 Shares (a)	682,934	37,286	16,160	1,350	(26,858)	678,552	10,549	2,681	—
JPMorgan High Yield Fund Class R6 Shares (a)	111,559	17,069	—	—	(939)	127,689	20,763	2,051	—
JPMorgan Inflation Managed Bond ETF (a)	4,581	—	—	—	(97)	4,484	99	42	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	37,281	68,890	67,125	—	—	39,046	39,046	398	—
Total	$1,951,567	$165,014	$161,476	$(8,395)	$(70,476)	$1,876,234		$12,327	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.